Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2020	$ 78,351	$ 1,736	$ 17,620	$ (4,911)	$ 53,550	$ (30,841)	$ 30,870	$ 68,024	$ 10,327
Profit of the period	6,114						4,670	4,670	1,444
Other comprehensive income/(loss)	(3,881)					(3,736)		(3,736)	(145)
Total comprehensive income/(loss)	2,233					(3,736)	4,670	934	1,299
Dividends	(2,251)						(1,139)	(1,139)	(1,112)
Treasury shares	81			917			(836)	81
Share-based payments	478				451			451	28
Hyperinflation monetary adjustments	374						231	231	143
Scope and other changes	73						86	86	(14)
Ending balance at Dec. 31, 2021	79,340	1,736	17,620	(3,994)	54,001	(34,577)	33,882	68,669	10,671
Profit of the period	7,597						5,969	5,969	1,628
Other comprehensive income/(loss)	(1,315)					(976)		(976)	(339)
Total comprehensive income/(loss)	6,283					(976)	5,969	4,994	1,289
Dividends	(2,553)						(1,198)	(1,198)	(1,355)
Treasury shares	95			289			(193)	95
Share-based payments	497				477			477	20
Hyperinflation monetary adjustments	616						380	380	236
Scope and other changes	1						(18)	(18)	19
Ending balance at Dec. 31, 2022	84,278	1,736	17,620	(3,706)	54,477	(35,553)	38,823	73,398	10,880
Profit of the period	6,891						5,341	5,341	1,550
Other comprehensive income/(loss)	3,876					4,398		4,398	(522)
Total comprehensive income/(loss)	10,767					4,398	5,341	9,739	1,028
Dividends	(2,952)						(1,582)	(1,582)	(1,371)
Treasury shares	(237)			240			(477)	(237)
Share-based payments	438				418			418	19
Hyperinflation monetary adjustments	675						417	417	258
Scope and other changes	(291)						(306)	(306)	15
Ending balance at Dec. 31, 2023	$ 92,676	$ 1,736	$ 17,620	$ (3,465)	$ 54,896	$ (31,155)	$ 42,215	$ 81,848	$ 10,828